EXHIBIT 99.8

Clayton Loan Level Tape Compare Upload

Client Name:	Verus
Client Project Name:	Verus 2019-INV1
Start - End Dates:	9/24/2018-2/7/2019
Deal Loan Count:	53

Loan Level Tape Compare Upload

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
716030	xxxxxx	Minimum Rate	6.95	6
716048	xxxxxx	Bankruptcy Chapter	No	11
716048	xxxxxx	Maturity Date	xxxxxx	xxxxxx
716048	xxxxxx	Property Type	Detached PUD	xxxxxx
716038	xxxxxx	First Payment Date	xxxxxx	xxxxxx
716038	xxxxxx	Maturity Date	xxxxxx	xxxxxx
716038	xxxxxx	Next Rate Change Date	12/01/2025	xxxxxx
716038	xxxxxx	Property State	xxxxxx	xxxxxx
716035	xxxxxx	Original P&I	3	3891.75
716035	xxxxxx	Property Type	Detached PUD	SFR
716040	xxxxxx	Next Rate Change Date	12/01/2023	12/01/2024
716040	xxxxxx	Property Type	Low Rise Condo (1-4)	High Rise Condo (9+)
712428	xxxxxx	First Payment Date	xxxxxx	xxxxxx
712428	xxxxxx	Product Type	7/1 ARM	7/1 I/O ARM
713865	xxxxxx	First Payment Date	xxxxxx	xxxxxx
713865	xxxxxx	Original LTV	65	64.99
716157	xxxxxx	Loan Purpose	Rate and Term Refi	Cashout Refi
716157	xxxxxx	Product Type	7/1 ARM	7/1 I/O ARM
716158	xxxxxx	Product Type	7/1 ARM	7/1 I/O ARM
716444	xxxxxx	Borrower 1 First Time Home Buyer	No	Yes
717986	xxxxxx	Product Type	7/1 ARM	7/1 I/O ARM
718348	xxxxxx	Product Type	7/1 ARM	7/1 I/O ARM
718949	xxxxxx	Borrower 1 First Time Home Buyer	Yes	No
716447	xxxxxx	Product Type	7/1 ARM	7/1 I/O ARM
712910	xxxxxx	Product Type	5/1 ARM	5/1 I/O ARM

©2019 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.